Debt Securities at Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Debt Securities at Fair Value Through Profit Or Loss
5.	DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
The following table shows the Bank’s holdings of debt securities at fair value through profit or loss as of December 31, 2025 and 2024:

Name	Holdings
	12/31/2025		12/31/2024
	Fair value level	Book amounts	Book amounts
- Local
Government securities
Argentine Treasury Bonds in pesos at dual rate - Maturity 09-15-2026	1	175,222,819
Argentine Treasury Bonds in pesos at dual rate - Maturity 06-30-2026	1	145,650,166
Argentine Treasury Bonds in pesos at dual rate - Maturity 12-15-2026	1	125,991,253
Argentine Treasury Bonds in pesos at dual rate - Maturity 03-16-2026	1	122,427,407
Argentine Treasury Bills in pesos TAMAR - Maturity 08-31-2026	1	39,074,708
Argentine Treasury Bonds capitalizable in pesos - Maturity 02-13-2026	1	37,398,950	11,919,109
Argentine Treasury Bills in pesos TAMAR - Maturity 04-30-2026	1	27,196,354
Argentine Treasury Bonds at a discount in pesos adjusted by CER - Maturity 12-15-2026	1	24,787,126	23,818,446
Argentine Treasury Bonds at a discount in pesos adjusted by CER - Maturity 12-15-2027	1	24,546,500	29,398,589
Argentine Treasury Bonds at a discount in pesos adjusted by CER - Maturity 03-31-2026	1	22,213,684	9,113,557
Other		160,271,319	954,049,222

Subtotal local government securities (1)		904,780,286	1,028,298,923

Private securities
Corporate Bonds YPF SA C043 - Maturity 02-16-2032	1	7,705,387	3,037,118
Corporate Bonds PSA Finance Argentina C034 - Maturity 12-19-2027	2	6,312,268
Corporate Bonds John Deere Credit Cía. Financiera SA C013 - Maturity 01-04-2026	1	5,573,667	2,578,336
Corporate Bonds Tecpetrol SA C012 - Maturity 11-03-2030	1	4,824,917
Corporate Bonds Vista Energy Argentina SAU C29 - Maturity 06-10-2033	1	4,341,029
Corporate Bonds Transportadora de Gas del Sur SA C003 - Maturity 07-24-2031	1	3,706,794	153,012
Corporate Bonds YPF SA C030 - Maturity 07-01-2026	1	3,526,047	2,431,020
Corporate Bonds Cresud S24 C38 - Maturity 03-03-2026	1	3,434,367	351,200
Corporate Bonds Vista Oil y Gas Argentina SAU C29 Additional - Maturity 06-10-2033	1	2,984,714
Corporate Bonds Genneia SA C049 - Maturity 12-02-2033	1	2,924,954
Other		40,962,075	70,641,381

Subtotal local private securities		86,296,219	79,192,067

- Foreign
Government securities
US Treasury Bills - Maturity 03-20-2025			1,456,389

Subtotal foreign government securities			1,456,389

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		991,076,505	1,108,947,379

(1)
In August 2024, the Bank entered into voluntary debt exchange under the terms of section 11, Presidential Decree No. 331/2022 issued by the Ministry of Economy. The security involved in such exchange transaction was as follows:

•	Argentine Treasury Bonds in pesos adjusted by CER 4.25% – Maturity 02-14-2025 (T2X5) for a face value of 2,000,000,000.
Additionally, in January 2025, under the terms of section 2, Presidential Decree No. 846/2024 issued by the Ministry of Economy, the Bank entered into voluntary debt exchange. The security involved in such exchange transaction was as follows:

•	Argentine Treasury Bonds in pesos zero coupon adjusted by CER – Maturity 06-30-2025 (TZX25) for a face value of 201,356,504,100.